Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Jun. 30, 2024
Deferred income tax assets and liabilities, net
Schedule of changes in deferred tax balances through equity and profit or loss

	As of June 30,
(in € thousands)	2022	2023	2024
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(2,241)	2,429	(237)
Recognized through equity / other comprehensive income	1,249	—	—
Recognized through profit or loss	3,421	(2,666)	2,226
End of fiscal year	2,429	(237)	1,989

Schedule of deferred tax balances

	2023		2024
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	239	(4,277)	214	(4,323)
Property and equipment	—	(238)	—	(276)
Receivables	615	—	—	(195)
Right-of-Use asset, contract asset and other assets	—	(15,075)		(12,509)
Lease liabilities, contract liabilities and other liabilities	15,664	—	14,031	(56)
Provisions	525	—	657	—
Tax loss carryforwards	2,311	—	4,447	—
Total Gross	19,353	(19,591)	19,348	(17,359)
Netting	(19,294)	19,294	(17,348)	17,348
Total net	59	(296)	1,999	(11)